Schedule of Accounts Payable and Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jul. 28, 2012	Jan. 28, 2012		Jul. 30, 2011	Jan. 29, 2011
Accrued And Other Current Liabilities [Line Items]
Accounts payable	$ 1,267	$ 1,447		$ 1,336	$ 1,560
Gift card and certificate liability		162			158
Sales and use tax and value added tax payable		119			100
Accrued interest		53			74
Accrued property taxes		53			41
Accrued bonus		47			59
Other		482	[1]		471	[1]
Accrued expenses and other current liabilities	754	916		712	903
Merchandise accounts payable
Accrued And Other Current Liabilities [Line Items]
Accounts payable		1,238	[2]		1,349	[2]
Non-merchandise accounts payable
Accrued And Other Current Liabilities [Line Items]
Accounts payable		$ 209	[3]		$ 211	[3]

[1]	Other includes, among other items, accrued payroll and other benefits, and other accruals. No individual amount included exceeds 5% of "Total current liabilities". Additionally, includes $9 million of short-term borrowings as of January 28, 2012. Refer to Note 2 entitled "SHORT-TERM BORROWINGS AND LONG-TERM DEBT" for further details.
[2]	Includes $81 million and $121 million of book overdraft cash as of January 28, 2012 and January 29, 2011, respectively.
[3]	Includes $105 million and $89 million of book overdraft cash as of January 28, 2012 and January 29, 2011, respectively.